NON-CONTROLLING INTEREST - Financial information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of noncontrolling interest [line items]
Non-controlling Interest share of equity	$ 14,737,744	$ 14,354,689
Non-controlling interest share of net income	1,438,113	2,386,248	$ 2,370,766
Dividends paid to non-controlling interest	$ (915,933)	$ (615,177)	$ (913,356)
Corporacion Financiera Colombiana S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	59.47%	59.47%
Non-controlling Interest share of equity	$ 9,835,593	$ 9,347,843
Non-controlling interest share of net income	1,166,399	1,604,142
Dividends paid to non-controlling interest	$ (555,084)	$ (427,370)
Banco de Bogota S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	31.07%	31.07%
Non-controlling Interest share of equity	$ 2,395,427	$ 2,602,543
Non-controlling interest share of net income	138,297	628,214
Dividends paid to non-controlling interest	$ (256,413)	$ (121,337)
Banco de Occidente S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	27.73%	27.73%
Non-controlling Interest share of equity	$ 1,296,543	$ 1,234,275
Non-controlling interest share of net income	73,902	96,441
Dividends paid to non-controlling interest	$ (61,931)	$ (44,202)
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	24.24%	24.24%
Non-controlling Interest share of equity	$ 689,306	$ 603,288
Non-controlling interest share of net income	132,805	36,527
Dividends paid to non-controlling interest	$ (128)	$ (3)
Banco Comercial AV Villas S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	20.13%	20.13%
Non-controlling Interest share of equity	$ 328,655	$ 349,487
Non-controlling interest share of net income	(47,625)	21,765
Dividends paid to non-controlling interest	$ (4,673)	$ (16,225)
Banco Popular S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	6.26%	6.26%
Non-controlling Interest share of equity	$ 192,220	$ 217,253
Non-controlling interest share of net income	(25,665)	(841)
Dividends paid to non-controlling interest	$ (37,704)	$ (6,040)